Note 3 - Going Concern	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

Note 3 – Going Concern

In the prior reporting period, there was significant doubt regarding Sow Good's ability to continue as a going concern. This concern stemmed from our status as an early-stage development company, characterized by significant capital requirements and uncertain financial projections, largely due to a lack of historical sales data. The turnaround can be attributed to two successful capital raises that totaled $6,445,848. These infusions of capital have significantly bolstered our financial stability and capacity for sustained operations.

The Company has experienced excellent sales growth in the last two quarters, exceeding initial projections and establishing a more predictable revenue stream. This positive trend in sales performance is indicative of a growing market acceptance of our products/services and a clearer path to long-term viability. Based on these developments, management no longer has significant doubt about Sow Good's ability to continue as a going concern.

The Company realized a net loss of  $3,060,433 for the year ended December 31, 2023 compared to a net loss of $12,127,068 for the year ended December 31, 2022. As of December 31, 2023, the Company had an accumulated retained deficit of $58,739,995.  As of December 31, 2023, the Company had  $2,410,037 cash on hand, and working capital of $ 4,466,637, compared to $276,464 of cash on hand and $ 1,687,880 working capital as of December 31, 2022.

As a result of the capital infusion during the year ended December 31, 2023, improved results, and improved cash and working capital at year end, the Company will be able to meet obligations as they become due for the twelve-month period following the filing of this report, and the Company believes any doubts existing in prior periods have been substantially alleviated.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. The financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.